FAIR VALUE AND RISK MANAGEMENT - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 335,414	$ 675,396
Financial liabilities	1,280,623	1,369,495
Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	335,414	675,396
Financial liabilities	1,301,321	1,376,011
Unsecured debentures, net | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	648,392	647,849
Unsecured debentures, net | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	669,090	654,365
Unsecured term loans, net | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	538,602	550,565
Unsecured term loans, net | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	538,602	550,565
Cross currency interest rate swaps | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	30,365	104,757
Cross currency interest rate swaps | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	30,365	104,757
Accounts payable and accrued liabilities | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	50,156	41,957
Accounts payable and accrued liabilities | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	50,156	41,957
Foreign exchange forward contracts included in accounts payable and accrued liabilities | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	27	10
Foreign exchange forward contracts included in accounts payable and accrued liabilities | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	27	10
Distributions payable | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	13,081	24,357
Distributions payable | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	13,081	24,357
Other assets | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	388	12,253
Other assets | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	388	12,253
Other receivable | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	11,650
Other receivable | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	11,650
Accounts receivable | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	7,812	4,316
Accounts receivable | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	7,812	4,316
Prepaid expenses and other | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	120	111
Prepaid expenses and other | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	120	111
Restricted cash | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets		470
Restricted cash | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets		470
Cash and cash equivalents | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	298,677	658,246
Cash and cash equivalents | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	298,677	$ 658,246
Construction funds in escrow | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	16,767
Construction funds in escrow | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 16,767